Stock-based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Table Text Block [Abstract]
Share-Based Payment Arrangement, Activity [Table Text Block]

	As of June 30, 2023
	Number of Incentive Equity Awards	Weighted Avg Grant FV Per Share
Unvested — January 1, 2023	1,782,027	$12.65
Granted	158,196	13.69
Vested	(32,422)	13.91
Forfeited	—	—

Unvested — June 30, 2023	1,907,801	$12.72

	As of December 31, 2022
	Number of Incentive Equity Awards	Weighted Avg Grant FV Per Share
Balance—January 1, 2022	—	$—
Granted	1,782,027	12.65
Vested	—	—
Forfeited	—	—

Total unvested units	1,782,027	$12.65